Leases (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Description of lease term	The lease has an original term that expires in December 2023 with an option to extend the term for three years
Operating lease cost	$ 38,400	$ 38,400
Operating cash flows from operating leases	$ 38,400	$ 38,400